Other Operational Loss	12 Months Ended
Dec. 31, 2014
Other Operational Loss [Abstract]
Other Operational Loss
12.      Other operational loss:
On September 29, 2010, the Company entered into an agreement with a third party to sell 45% of its interests in any future proceeds related to the recovery of certain of the commercial claims for consideration of $5,000 (Note 17.1. (a)). During the year ended December 31, 2012, the Company came to a legal settlement over a legal case included in the above agreement and paid the third party 45% of the proceeds from that settlement. As a result, for the year ended December 31, 2012, other operational loss of $1,226 mainly consists of $1,131 for the expense incurred by the Company towards the above third party.
Similarly, for the year ended December 31, 2013, other operational loss totaled $1,125, representing the expense incurred by the Company to a third party in connection to the settlement of a commercial claim, based on the same agreement.
For the year ended December 31, 2014, other operational loss totaled $94.